Income Taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Rate Benefit to the Effective Tax Rate Benefit (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Change in fair value of derivative warrant liabilities	(19.00%)	(28.00%)
Transaction costs allocated to derivative warrant liabilities	0.00%	1.70%
Merger costs	5.00%	(3.40%)
Change in valuation allowance	3.20%	8.80%
Income Taxes Benefit	10.20%	0.00%